SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------

                   Deutsche EAFE (Reg. TM) Equity Index Fund

--------------------------------------------------------------------------------

Patrick Dwyer has been added as a portfolio manager of the fund and is, together with Thomas O'Brien, responsible for the day-to-day management of the fund.

The following information is added to the existing tables in "APPENDIX I-D -PORTFOLIO MANAGEMENT" of the fund's Statement of Additional Information and is provided as of June 30, 2015:


FUND OWNERSHIP OF PORTFOLIO MANAGERS

                               DOLLAR RANGE OF     DOLLAR RANGE OF ALL DEUTSCHE
NAME OF PORTFOLIO MANAGER     FUND SHARES OWNED         FUND SHARES OWNED
-------------------------     -----------------         -----------------
Patrick Dwyer                $0                                N/A


CONFLICTS OF INTEREST

OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:

                       NUMBER OF    TOTAL ASSETS OF    NUMBER OF INVESTMENT
                      REGISTERED       REGISTERED        COMPANY ACCOUNTS      TOTAL ASSETS OF
NAME OF               INVESTMENT       INVESTMENT       WITH PERFORMANCE-     PERFORMANCE-BASED
PORTFOLIO MANAGER      COMPANIES       COMPANIES            BASED FEE           FEE ACCOUNTS
-----------------      ---------       ---------            ---------           ------------
Patrick Dwyer            19         $13,060,000,000             0                    $0


OTHER POOLED INVESTMENT VEHICLES MANAGED:

                                                          NUMBER OF POOLED
                       NUMBER OF                         INVESTMENT VEHICLE    TOTAL ASSETS OF
                        POOLED       TOTAL ASSETS OF        ACCOUNTS WITH       PERFORMANCE-
NAME OF               INVESTMENT    POOLED INVESTMENT       PERFORMANCE-          BASED FEE
PORTFOLIO MANAGER      VEHICLES          VEHICLES             BASED FEE           ACCOUNTS
-----------------      --------          --------             ---------           --------
Patrick Dwyer            50          $41,300,000,000             0                   $0


OTHER ACCOUNTS MANAGED:

                                                            NUMBER OF OTHER    TOTAL ASSETS OF
                                          TOTAL ASSETS       ACCOUNTS WITH      PERFORMANCE-
NAME OF                  NUMBER OF          OF OTHER          PERFORMANCE-        BASED FEE
PORTFOLIO MANAGER     OTHER ACCOUNTS        ACCOUNTS           BASED FEE          ACCOUNTS
-----------------     --------------        --------           ---------          --------
Patrick Dwyer              69           $21,200,000,000           0                  $0





               Please Retain This Supplement for Future Reference





July 22, 2015
SAISTKR-211
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]